RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Due from related parties	$ 1,427	$ 615
Non-current assets
Financial instrument assets	301	481
Due from related parties	9	9
Current liabilities
Due to related parties	456	464
Non-recourse borrowings	1,891	1,299
Non-current liabilities
Due to related parties	930	2
Non-recourse borrowings	14,181	12,416
Brookfield
Current assets
Due from related parties	39	41
Non-current assets
Financial instrument assets	170	292
Current liabilities
Due to related parties	26	37
Non-current liabilities
Due to related parties	79	0
The partnership
Current assets
Due from related parties	1,366	563
Non-current assets
Due from related parties	9	9
Current liabilities
Due to related parties	238	315
Non-current liabilities
Due to related parties	850	0
Equity-accounted investments and other
Current assets
Due from related parties	22	11
Current liabilities
Due to related parties	8	12
Non-current liabilities
Due to related parties	1	0
Brookfield Reinsurance and associates
Current liabilities
Due to related parties	184	100
Non-current liabilities
Non-recourse borrowings	$ 14	$ 15